Cover	Nov. 05, 2026	Aug. 06, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name		NERDWALLET, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-40994
Entity Tax Identification Number		45-4180440
Entity Address, Address Line One		19 S. B Street
Entity Address, Address Line Two		Suite 9
Entity Address, City or Town		San Mateo
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94401
City Area Code		415
Local Phone Number		549-8913
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A common stock, $0.0001 par value
Trading Symbol		NRDS
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0001625278